Notes Receivable (Details Narrative) (USD $) In Thousands, unless otherwise specified			1 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Jan. 31, 2012 Promissory Notes	Dec. 31, 2011 Promissory Notes
Accounts, Notes, Loans and Financing Receivable [Line Items]
Principal amount	$ 600	$ 300	$ 300	$ 300
Accrued interest rate (in percent)			4.50%	4.50%
Notes receivables, maturity date, description			The four year anniversary of the issuance date of the promissory notes